Lease Commitments as Lessee - Schedule of Future Minimum Payments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	R$ 4	R$ 26
(-) Future interest	0	0
Future minimum payments, finance lease	4	26
Current [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	4	26
Current [member] | Current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, finance lease	R$ 4	R$ 26